Operating Leases, as Lessee	12 Months Ended
Dec. 31, 2013
Operating Leases, as Lessee

14.    Operating Leases, as Lessee

The Company leases and/or licenses two data center facilities and related equipment, our corporate headquarters and additional office space. In addition, the Company has entered into a long-term ground sublease for its Santa Clara property through October 2052. Rent expense for the aforementioned leases was $5.8 million, $6.5 million and $6.6 million for the years ended December 31, 2013, 2012 and 2011, respectively, and is classified in property operating costs and general and administrative expenses in the accompanying Statements of Operations and Comprehensive Income (Loss). The Company recorded $0.2 million in capitalized rent for the year ended December 31, 2011, with no rent capitalized for the years ended December 31, 2013 and 2012. The future non-cancellable minimum rental payments required under operating leases and/or licenses at December 31, 2013 are as follows (in thousands):

Year Ending December 31,
2014...	$ 5,464
2015...	5,470
2016...	5,545
2017...	5,618
2018...	5,618
Thereafter...	67,547

Total...	$ 95,262

Qualitytech, LP [Member]
Operating Leases, as Lessee

14.    Operating Leases, as Lessee

The Company leases and/or licenses two data center facilities and related equipment, our corporate headquarters and additional office space. In addition, the Company has entered into a long-term ground sublease for its Santa Clara property through October 2052. Rent expense for the aforementioned leases was $5.8 million, $6.5 million and $6.6 million for the years ended December 31, 2013, 2012 and 2011, respectively, and is classified in property operating costs and general and administrative expenses in the accompanying Statements of Operations and Comprehensive Income (Loss). The Company recorded $0.2 million in capitalized rent for the year ended December 31, 2011, with no rent capitalized for the years ended December 31, 2013 and 2012. The future non-cancellable minimum rental payments required under operating leases and/or licenses at December 31, 2013 are as follows (in thousands):

Year Ending December 31,
2014...	$ 5,464
2015...	5,470
2016...	5,545
2017...	5,618
2018...	5,618
Thereafter...	67,547

Total...	$ 95,262